Fair Value Measurement (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	¥ 5,455	¥ 5,479
Financial assets, Foreign exchange contracts	16	21
Financial liabilities, Foreign exchange contracts	0	0
Financial liabilities, Corporate bonds	25,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	5,455	5,479
Financial assets, Foreign exchange contracts	16	21
Financial liabilities, Foreign exchange contracts	0	0
Financial liabilities, Corporate bonds	¥ 25,026